Statements of Net Assets Available for Benefits - EBP 022 [Member] - USD ($)	Dec. 31, 2025		Dec. 31, 2024
Assets:
Investments, at fair value	$ 920,270,423		$ 871,963,904
Receivables:
Employer contribution receivable	450,000		279,174
Notes receivable from participants	3,617,716	[1]	3,393,279
Total receivables	4,067,716		3,672,453
Net assets available for benefits	$ 924,338,139		$ 875,636,357

[1]	Indicates party-in-interest to the Plan